SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Nov. 30, 2014	Feb. 28, 2014
Summary Of Significant Accounting Policies Tables
Antidilutive shares excluded from computing diluted loss per share
	November 30, 2014	November 30, 2013
Stock options	2,855,000	1,940,000
Warrants	6,392,355	2,893,887
Convertible notes	-	830,615
Series A Convertible Preferred Stock	874,257	-
Total	10,121,612	5,664,615

	February 28, 2014	February 28, 2013
Stock options	2,680,000	1,116,500
Warrants	3,146,355	2,732,074
Convertible notes	1,986,467	315,576
Total	7,812,822	4,164,150